Share-based compensation (Share based awards granted to an employee of a subsidiary and Other share based compensation - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiaries of Variable Interest Entity [Member]
Share-based compensation [Line Items]
Allocated Share-based Compensation Expense	¥ 1,227	¥ 13,936	¥ 33,167